Financial risk management: Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Apr. 10, 2025	Oct. 31, 2021
Revenue From Regulated Services
Closing foreign exchange rate	20.79	16.92
Foreign exchange gain (loss)	$ 644,700	$ 423,600
Guaranteed not amount	$ 2,804,341	$ 2,317,818
Percentage of increase decrease in foreign exchange rate	5.00%	5.00%
Number of times cash held to pay debt and short-term loans	17.50%
Changes in foreign exchange rates
Revenue From Regulated Services
Closing foreign exchange rate			20.7653
Passenger fees
Revenue From Regulated Services
Guaranteed not amount	$ 1,563,833	$ 1,394,587
Passenger fees | Customer concentrations risk
Revenue From Regulated Services
Guaranteed not amount	26,514
Accumulated impairment
Revenue From Regulated Services
Provision impairment	$ 128,000
BBVA Bancomer, S.A. New
Revenue From Regulated Services
Points to add interest rate	1.50%			135.00%
Cancun Airport Services, S. A. de C. V.
Revenue From Regulated Services
Currency weakended	61.30%	59.30%
Grupo Mexicana
Revenue From Regulated Services
Receivables due from related parties	$ 128,000
Mexico
Revenue From Regulated Services
Notes received pledged		$ 23,415